Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
In accordance with the SEC’s disclosure requirements regarding pay versus performance, this section discusses the relationship between executive compensation actually paid to our named executive officers and certain financial performance of the Company for fiscal years listed below.

PAY VERSUS PERFORMANCE
(a)	(b)	(c)	(d)	(e)	(f)	(g)
Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table For Non- PEO Named Executive Officers (“NEOs”)(3)	Average Compensation Actually Paid To Non- PEO NEOs(4)	Value Of Initial Fixed $100 Investment Based On Total Shareholder Return(5)	Net Income(6)

2024	$1,197,005	$1,172,558	$1,249,352	$1,226,040	$134	$6,385,000
2023	$482,596	$607,606	$1,208,473	$1,318,783	$137	$5,302,000
2022	$559,706	$620,316	$1,108,865	$1,170,444	$118	$4,565,000
2021	$694,950	$811,411	$1,054,051	$1,156,563	$127	$28,215,000

Named Executive Officers, Footnote	The amounts set forth in column (b) represent the amounts of total compensation reported for John D. Baker III (our PEO for 2024) and John D. Baker II (our PEO years prior to 2024) for each corresponding year in the “Total” column of the Summary Compensation Table set forth in this proxy statement (the “SCT”). See the section of this proxy statement entitled “Executive Compensation – Summary Compensation Table”.
PEO Total Compensation Amount	$ 1,197,005	$ 482,596	$ 559,706	$ 694,950
PEO Actually Paid Compensation Amount	$ 1,172,558	607,606	620,316	811,411
Adjustment To PEO Compensation, Footnote	The amounts set forth in column (c) represent the amount of “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K. These amounts do not reflect the actual amount of compensation paid to or earned by our PEO during each fiscal year set forth in the table; rather, they reflect our PEO’s total compensation, as reported in the “Total” column of the SCT, after the following adjustments:

Adjustments to Determine Compensation “Actually Paid” to PEO	2024	2023	2022	2021
Deduction for amounts reported under the “Stock Awards” column in the SCT	$(387,500)	($228,681)	($300,000)	($300,000)

Increase for fair value of awards granted during year that remain unvested as of year-end(a)	$356,724	$248,500	$293,591	$285,590

Increase for fair value of awards granted during year that vested during year(a)	$18,876	$15,420	$23,321	$31,732

Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end(a)	$(6,778)	$51,120	$64,141	$85,432

Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year(a)	$(5,769)	$38,651	$(3,855)	$13,708

Deduction of fair value of awards granted prior to year that were forfeited during year(a)	—	$—	(16,589)	—

Total Adjustments:	$(24,447)	$125,010	$60,609	$116,462
(a)The yearly change in the market price of the Company’s common stock was used to adjust the fair value of restricted stock grants. The yearly change in the market price of the Company’s common stock and the change in the probable NOI performance was used to adjust the fair value of the restricted stock grants and performance share awards that are subject to the NOI performance condition. The fair values of outstanding stock options were adjusted based on the yearly change in intrinsic value.

Non-PEO NEO Average Total Compensation Amount	$ 1,249,352	1,208,473	1,108,865	1,054,051
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,226,040	1,318,783	1,170,444	1,156,563
Adjustment to Non-PEO NEO Compensation Footnote	The amounts set forth in column (e) represent the amount of “compensation actually paid” to our non-PEO NEOs (namely, Messrs. deVilliers Jr. and deVilliers III), as computed in accordance with Item 402(v) of Regulation S-K. These amounts do not reflect the actual amount of compensation paid to or earned by our non-PEO NEOs during each fiscal year set forth in the table; rather, they reflect the average total compensation of our non-PEO NEOs, as reported in the “Total” column of the SCT, after the following adjustments:

Adjustments to Determine Compensation “Actually Paid” to Non-PEO NEOs	2024	2023	2022	2021

Deduction for amounts reported under the “Stock Awards” column in the SCT	$(375,000)	($353,681)	($300,000)	($300,000)

Increase for fair value of awards granted during year that remain unvested as of year-end(a)	$311,507	$357,250	$293,591	$285,590

Increase for fair value of awards granted during year that vested during year(a)	$55,655	$20,431	$23,321	$31,732

Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end(a)	$(7,975)	$51,120	$65,719	$75,619

Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year(a)	$(7,499)	$35,190	$(4,464)	$9,571

Deduction of fair value of awards granted prior to year that were forfeited during year(a)	—	$—	(16,589)	—

Total Adjustments:	$(23,312)	$110,310	$61,578	$102,512
(b)The yearly change in the market price of the Company’s common stock was used to adjust the fair value of restricted stock grants. The yearly change in the market price of the Company’s common stock and the change in the probable NOI performance was used to adjust the fair value of the restricted stock grants and performance share awards that are subject to the NOI performance condition. The fair values of outstanding stock options were adjusted based on the yearly change in intrinsic value.

Compensation Actually Paid vs. Total Shareholder Return
The following chart reflects the relationship between “compensation actually paid” to our PEO and our non-PEO NEOs and the Company’s total shareholder return over the period the fiscal years shown. An integral part of our executive compensation program is equity-based. The Company’s objective in granting equity-based awards is to align our executive officers’ interests with those of our shareholders by providing a continuing incentive to maximize long-term value for shareholders and encouraging long-term employment.

Tabular List, Table
Analysis of the Information Presented in the Pay Versus Performance Tables
	The Company is focused on creating long-term value for shareholders by maximizing the value of its real estate holdings and making strategic investments. Our projects typically take several years to come to fruition, and our net income may vary significantly from year to year based on the status of those projects. Accordingly, we do not tie compensation specifically to net income; rather, the Company’s MIC plan calculates bonuses based on net operating income, leased square feet and the achievement of specified individual goals, and longer-term equity-based awards vest based on the aggregate net operating income of certain joint ventures.
Total Shareholder Return Amount	$ 134	137	118	127
Net Income (Loss)	$ 6,385,000	$ 5,302,000	$ 4,565,000	$ 28,215,000
PEO Name	John D. Baker III	John D. Baker II	John D. Baker II	John D. Baker II
Additional 402(v) Disclosure	The amounts set forth in column (d) represent the average of the amounts reported for our named executive officers as a group (excluding our PEO) in the “Total” column of the summary compensation table. See the section of this proxy statement entitled “Executive Compensation – Summary Compensation Table”. These calculations include total compensation reported for Messrs. deVilliers Jr. and deVilliers III for each fiscal year set forth in the table.Cumulative total shareholder return represents the change in share price over the measurement period (the beginning of fiscal year 2021 to the end of fiscal year 2024), assuming reinvestment of all dividends. No dividends were issued during these years.The amounts set forth in column (g) reflects the net income of the Company during each of the fiscal years reported.
Measure:: 1
Pay vs Performance Disclosure
Name	net operating income
Measure:: 2
Pay vs Performance Disclosure
Name	leased square feet
Measure:: 3
Pay vs Performance Disclosure
Name	the achievement of specified individual goals
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (24,447)	$ 125,010	$ 60,609	$ 116,462
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(387,500)	(228,681)	(300,000)	(300,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	356,724	248,500	293,591	285,590
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,778)	51,120	64,141	85,432
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,876	15,420	23,321	31,732
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,769)	38,651	(3,855)	13,708
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(16,589)	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,312)	110,310	61,578	102,512
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(375,000)	(353,681)	(300,000)	(300,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	311,507	357,250	293,591	285,590
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,975)	51,120	65,719	75,619
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	55,655	20,431	23,321	31,732
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,499)	35,190	(4,464)	9,571
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (16,589)	$ 0